Cover	Nov. 24, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 24, 2025
Entity File Number	001-42617
Entity Registrant Name	CRANE HARBOR ACQUISITION CORP.
Entity Central Index Key	0002054174
Entity Tax Identification Number	98-1830736
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1845 Walnut Street
Entity Address, Address Line Two	Suite 1111
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	646
Local Phone Number	470-1493
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one share right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one share right
Trading Symbol	CHACU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CHAC
Security Exchange Name	NASDAQ
Share Rights, each right entitling the holder to receive one tenth (1/10) of a Class A ordinary share
Title of 12(b) Security	Share Rights, each right entitling the holder to receive one tenth (1/10) of a Class A ordinary share
Trading Symbol	CHACR
Security Exchange Name	NASDAQ